GMO Multi-Sector Fixed Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	233 Months Ended	332 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	(0.84%)	1.13%		4.19%
Performance Inception Date	Apr. 30, 1997
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.54%)	(2.12%)	(0.43%)		1.91%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.77%	(0.96%)	0.30%		2.34%
Class III | Bloomberg U.S. Aggregate Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%		4.14%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent		1.34%	(0.78%)	1.20%	2.92%
Performance Inception Date	Jul. 26, 2005
Class IV | Bloomberg U.S. Aggregate Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%	3.01%